Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2024
Pensions and other post-employment benefits
Schedule of financial assumptions in assessing the defined benefit liabilities

	2024 %pa	2023 %pa
Germany
Rate of increase of future earnings	3.0	3.0
Discount rate	3.4	3.3
Expected pension increases	2.0	2.1
Inflation rate	2.0	2.1
Switzerland
Rate of increase of future earnings	1.8	2.0
Discount rate	1.0	1.4
Expected pension increases	N/A	N/A
Inflation rate	1.0	1.3
Ireland
Rate of increase of future earnings	2.0	2.0
Discount rate	3.4	3.3
Expected pension increases	3.0	3.0
Inflation rate	2.0	2.1
Rest of World
Rate of increase of future earnings	N/A	N/A
Discount rate	5.7	5.1
Expected pension increases	N/A	N/A
Inflation rate	2.5	2.5

Schedule of average life expectancy

As at 31 December 2024

	Germany		Switzerland		Ireland		Rest of World
Years	Male	Female	Male	Female	Male	Female	Male	Female
Current	25.5	29.2	26.7	28.6	27.3	30.3	27.4	28.8
Projected for 2044	28.5	31.5	28.6	30.3	30.1	32.4	28.9	30.2

As at 31 December 2023

	Germany		Switzerland		Ireland		Rest of World
Years	Male	Female	Male	Female	Male	Female	Male	Female
Current	25.3	29.0	26.6	28.5	26.9	29.7	27.3	28.7
Projected for 2043	28.1	31.3	28.5	30.2	29.7	31.9	28.9	30.2

Schedule of pension fund in income statement

	2024 £m	2023 £m	2022 £m
German pension schemes	3	5	5
Swiss pension schemes	10	9	9
Irish pension schemes	5	2	5
Other overseas pension schemes	2	–	(1)
Unfunded post-employment healthcare schemes	9	10	9
Total	29	26	27

Schedule of costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement

	Net pensions total £m	Other post retirement obligations total £m	Total post retirement obligations £m
2024
Cost of sales	10	9	19
Research and development	2	–	2
Selling, general and administration	8	–	8
31 December 2024	20	9	29
2023
Cost of sales	10	8	18
Research and development	1	–	1
Selling, general and administration	7	–	7
31 December 2023	18	8	26
2022
Cost of sales	12	9	21
Research and development	1	–	1
Selling, general and administration	5	–	5
31 December 2022	18	9	27

Schedule of amount recorded in the income statement and statement of comprehensive income in relation

	2024			2023			2022
	Pensions £m	Other post- employment benefits £m	Total £m	Pensions £m	Other post- employment benefits £m	Total £m	Pensions £m	Other post- employment benefits £m	Total £m
31 December
Amounts charged to operating profit:
Current service cost	17	5	22	16	6	22	16	7	23
Past service cost/(credit)	4	–	4	1	–	1	1	–	1
Gain from settlement	(1)	–	(1)	–	–	–	–	–	–
Net interest cost	–	4	4	1	2	3	1	2	3
Total	20	9	29	18	8	26	18	9	27
Remeasurements recorded in the statement of comprehensive income	(6)	(13)	(19)	(6)	1	(5)	(91)	(32)	(123)

Schedule of fair values of the assets and liabilities

31 December 2024

	Germany £m	Switzerland £m	Ireland £m	Rest of World £m	Total £m
Listed equities	56	74	32	4	166
Property	–	68	–	–	68
Listed bonds	57	88	162	19	326
Insurance contracts	24	45	–	–	69
Other assets	–	34	2	13	49
Fair value of assets	137	309	196	36	678
Asset ceiling restriction	–	(18)	–	–	(18)
Fair value of assets after asset ceiling	137	291	196	36	660
Present value of scheme obligations	(170)	(291)	(169)	(45)	(675)
Recognised on the balance sheet	(33)	–	27	(9)	(15)
Included in post-employment benefit assets	–	–	27	9	36
Included in post-employment benefit obligations	(33)	–	–	(18)	(51)
Total	(33)	–	27	(9)	(15)
Actual return on plan assets	11	13	1	3	28

31 December 2023

	Germany £m	Switzerland £m	Ireland £m	Rest of World £m	Total £m
Listed equities	53	76	47	5	181
Property	–	71	–	–	71
Listed bonds	56	91	154	19	320
Insurance contracts	23	49	–	–	72
Other assets	1	31	2	12	46
Fair value of assets	133	318	203	36	690
Asset ceiling restriction	–	(29)	–	–	(29)
Fair value of assets after asset ceiling	133	289	203	36	661
Present value of scheme obligations	(184)	(289)	(174)	(50)	(697)
Recognised on the balance sheet	(51)	–	29	(14)	(36)
Included in post-employment benefit assets	–	–	29	7	36
Included in post-employment benefit obligations	(51)	–	–	(21)	(72)
Total	(51)	–	29	(14)	(36)
Actual return on plan assets	11	16	20	2	49

Schedule of defined benefit pension obligation funded status

	2024 £m	2023 £m
Funded	(662)	(684)
Unfunded	(13)	(13)
Total	(675)	(697)

Schedule of movement in the net defined benefit liability

The movement in the net defined benefit liability is as follows:

	Fair value of assets £m	Present value of obligation £m	Net pensions total £m	Net post -employment obligations £m
At 1 January 2023	594	(646)	(52)	(84)
Exchange adjustments	6	(8)	(2)	6
Service cost	–	(16)	(16)	(6)
Past service cost	–	(1)	(1)	–
Interest income/(cost)	18	(19)	(1)	(2)
Remeasurements:
Return on plan assets, excluding amounts included in interest	31	–	31	–
Loss from change in financial assumptions	–	(24)	(24)	(1)
Experience (losses)/gains	–	(3)	(3)	2
Employers' contributions	32	–	32	–
Scheme participants' contributions	7	(7)	–	–
Benefits paid	(27)	27	–	1
At 31 December 2023	661	(697)	(36)	(85)
Exchange adjustments	(28)	34	6	(2)
Service cost	–	(17)	(17)	(5)
Past service cost	–	(4)	(4)	–
Interest income/(cost)	17	(17)	–	(4)
Settlements and curtailments	–	1	1	–
Remeasurements:
Return on plan assets, excluding amounts included in interest	12	–	12	–
Loss arising from changes in demographic assumptions	–	(3)	(3)	–
(Loss)/Gain from change in financial assumptions	–	(1)	(1)	11
Experience (losses)/gains	–	(2)	(2)	2
Employers' contributions	29	–	29	–
Scheme participants' contributions	7	(7)	–	–
Benefits paid	(38)	38	–	3
At 31 December 2024	660	(675)	(15)	(80)

Schedule of reconciliation of the net post-employment benefit to the balances recognized on balance sheet

	2024 £m	2023 £m
Net pension obligations	(15)	(36)
Net post-employment obligations	(80)	(85)
Net post-employment benefit	(95)	(121)

Post-employment benefit assets recognised on the consolidated balance sheet	36	36
Post-employment benefit obligations recognised on the consolidated balance sheet	(131)	(157)
Net post-employment benefit	(95)	(121)

Schedule of defined benefit pension and post-retirement obligations analysed by membership category

	Pension		Post-employment obligations
	2024 £m	2023 £m	2024 £m	2023 £m
Active	(347)	(354)	(70)	(76)
Retired	(224)	(229)	(10)	(5)
Deferred	(104)	(115)	–	(4)
Total	(675)	(697)	(80)	(85)

Schedule of sensitivity analysis

	2024 £m	2023 £m
0.50% decrease in discount rate:
Increase in annual pension cost	2.3	2.2
Increase in annual post-employment benefits cost	0.2	0.2
Increase in pension obligation	45.7	47.4
Increase in post-employment benefits obligation	3.1	3.8
0.50% increase in discount rate:
Decrease in annual pension cost	(2.4)	(2.1)
Decrease in annual post-employment benefits cost	(0.1)	(0.2)
Decrease in pension obligation	(41.2)	(42.7)
Decrease in post-employment benefits obligation	(2.8)	(3.5)
1% increase in the rate of future healthcare inflation:
Increase in annual post-employment cost	0.2	0.3
Increase in post-employment obligation	1.6	2.4
1% decrease in the rate of future healthcare inflation:
Decrease in annual post-employment cost	(0.2)	(0.3)
Decrease in post-employment obligation	(1.8)	(2.4)
A one year increase in life expectancy:
Increase in annual pension cost	0.7	0.7
Increase in annual post-employment benefits cost	0.1	0.1
Increase in pension obligation	17.6	18.0
Increase in post-employment benefits obligation	0.7	0.9

Schedule of weighted average duration of the defined benefit obligation

Years	2024	2023
Pension benefits	14	14
Post-employment benefits	12	14